Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Schedule of Revenue And Other Income in the Statement of Profit or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	₩ 27,966,493	₩ 26,146,846	₩ 26,063,185
Revenue from other sources	286,700	232,798	224,016
Other income (Note 27)	294,715	344,829	308,044
Operating revenue and other income	₩ 28,547,908	₩ 26,724,473	₩ 26,595,245